Capital Structure, Financial Risk and Related Items - Financial Income and Expenses, Interest Income and Foreign Exchange Rate (Details) kr in Millions	12 Months Ended
	Dec. 31, 2023 DKK (kr) kr / $	Dec. 31, 2022 DKK (kr) kr / $	Dec. 31, 2021 DKK (kr) kr / $
Financial Income:
Interest and other financial income	kr 939	kr 324	kr 197
Gain on marketable securities, net	319
Foreign exchange rate gain, net		1,034	1,470
Total financial income	1,258	1,358	1,667
Financial expenses:
Interest and other financial expenses	(27)	(21)	(13)
Loss on marketable securities, net	(319)	(361)	(246)
Loss on other investments, net	(26)	(298)	(443)
Foreign exchange rate loss, net	(889)
Total financial expenses	(942)	(680)	(702)
Net financial items	316	678	965
Increase in interest income	kr 615
Increase in interest income (in percentage)	190.00%
Foreign exchange rate gains	kr 889	kr 1,034	kr 1,470
USD/DKK Foreign Exchange Rates | kr / $	6.7447	6.9722	6.5612
% Increase/(Decrease)	(3.00%)	6.00%	8.00%
DKK
Financial expenses:
Increase in losses on marketable securities	kr 680
Percentage of increase in losses on marketable securities	188.00%
CureVac
Financial Income:
Gain on other investments, net	kr 26	kr 298	kr 443